Jul. 29, 2021
SA Columbia Focused Value Portfolio
SA Columbia Focused Value Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 40 securities, although the subadviser may, in its discretion, hold more or fewer securities.The Portfolio invests substantially in securities of U.S. issuers. The Portfolio also invests substantially in “value” companies. The Portfolio considers “value” companies to be those companies believed by the subadviser to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector. The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.Columbia Management Investment Advisers, LLC (“CMIA”) considers a variety of factors in identifying investment opportunities and constructing the Portfolio’s portfolio which may include, among others, the following: a low price-to-earnings and/or low price-to-book ratio; positive change in senior management; positive corporate restructuring; temporary setback in price due to factors that no longer exist or are ending; a positive shift in the company’s business cycle; and/or a catalyst for increase in the rate of the company’s earnings growth. CMIA generally sells a stock if it believes the stock has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available. CMIA monitors the Portfolio’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.
Principal Risks of Investing in the Portfolio
As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.If the value of the assets of the Portfolio goes down, you could lose money.The following is a summary of the principal risks of investing in the Portfolio.Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.Focused Portfolio Risk. The Portfolio, because it invests in a limited number of companies, may have more volatility in its net asset value (“NAV”) and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV. To the extent the Portfolio invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if any of those securities decline in price.Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information
The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell 1000® Value Index.Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.Effective July 29, 2015, CMIA assumed management of the Portfolio, which was previously managed by J.P. Morgan Investment Management, Inc. and Northern Trust Investments, Inc.(Class 2 Shares)
(Class 2 Shares)
During the period shown in the bar chart:Highest QuarterlyReturn:June 30, 202018.89%Lowest QuarterlyReturn:March 31, 2020-28.04%Year to Date MostRecent Quarter:June 30, 202120.89%
Average Annual Total Returns (For the periods ended December 31, 2020)